Inventories- Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Supplies	$ 283	$ 237
Finished goods	114	112
Work-in-process	26	66
Stockpiled ore	60	42
Heap leach ore	8
Total inventories including non-current portion	491	457
Less: stockpiled ore		(16)
Total inventories	$ 491	$ 441